Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2019